Income Taxes	3 Months Ended
Mar. 31, 2014
Income Tax Disclosure [Abstract]
Income Taxes
Income Taxes

In July 2013, the Company terminated an election to include foreign subsidiaries in its consolidated U.S. federal income tax return and it is the Company's intent to indefinitely reinvest the earnings of these subsidiaries outside the U.S. Accordingly, under U.S. income tax law, as of December 31, 2013, the undistributed earnings of the foreign subsidiaries should not be subject to U.S. federal income taxes. The Company recognized an estimated non-recurring net income tax benefit of approximately $3,979,000 in 2013 related primarily to changes in deferred tax assets and liabilities, net of certain one-time U.S. tax liabilities associated with the termination of the election. The Company recorded an additional benefit of $3,669,000 in March 2014 as the result of a change in its estimated U.S. federal liability associated with the terminated election. The amount of the benefits could be subject to adjustment pending the preparation and filing of the Company's 2013 tax returns during 2014.